Exhibit 99.2

Ford Credit Auto Lease Trust 2011-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of September 30, 2012

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2012, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2012, leases with a total base residual value of $ 14,646,003.4 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2012. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2012
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2012 -	September	$745,036,594.10
	October	717,566,096.15	$14,094,640.88	8.35%	$16,901,066.73	2.74%
	November	704,506,888.73	14,029,297.24	8.31%	2,492,948.75	0.40%
	December	687,969,814.66	13,872,966.79	8.22%	6,063,776.78	0.98%
2013 -	January	641,872,364.19	13,180,702.87	7.81%	36,236,213.39	5.87%
	February	565,100,954.08	11,899,974.82	7.05%	67,968,351.87	11.01%
	March	482,224,572.62	10,479,199.57	6.21%	75,123,694.41	12.17%
	April	459,076,311.53	10,109,140.12	5.99%	15,366,280.35	2.49%
	May	439,942,425.30	9,777,637.02	5.79%	11,571,655.30	1.87%
	June	419,835,918.40	9,406,416.06	5.57%	12,823,087.14	2.08%
	July	399,478,448.34	9,028,949.39	5.35%	13,354,291.71	2.16%
	August	377,103,847.13	8,571,810.92	5.08%	15,730,151.96	2.55%
	September	352,944,304.38	8,084,950.61	4.79%	17,893,537.55	2.90%
	October	329,918,127.78	7,614,147.51	4.51%	17,114,201.35	2.77%
	November	308,359,675.91	7,172,024.96	4.25%	15,976,782.60	2.59%
	December	287,092,980.29	6,751,037.59	4.00%	16,001,665.67	2.59%
2014 -	January	244,468,190.66	5,820,094.06	3.45%	38,187,702.89	6.19%
	February	166,202,311.05	4,035,742.58	2.39%	75,407,565.35	12.22%
	March	91,379,570.59	2,312,494.01	1.37%	73,310,547.37	11.88%
	April	68,667,538.72	1,759,507.72	1.04%	21,392,538.00	3.47%
	May	31,148,602.03	810,184.07	0.48%	37,039,261.09	6.00%
	June	706,512.31	19,733.65	0.01%	30,572,291.98	4.95%
	July	187,045.16	5,881.71	0.00%	517,147.25	0.08%
	August	182,190.13	5,881.71	0.00%	0.00	0.00%
	September	160,044.48	5,355.36	0.00%	17,789.00	0.00%
	October	143,986.11	5,014.26	0.00%	11,932.00	0.00%
	November	130,473.23	4,545.01	0.00%	9,774.00	0.00%
	December	100,908.30	3,694.33	0.00%	26,607.20	0.00%
2015 -	January	56,708.01	2,334.60	0.00%	42,434.60	0.01%
	February	12,645.77	337.38	0.00%	44,040.50	0.01%
	March	0.00	0.00	0.00%	12,709.00	0.00%
Total			$168,863,696.80	100.00%	$617,210,045.79	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$786,073,742.59

Ford Credit Auto Lease Trust 2011-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
July 2012	CUV	$108	42.02%	$3,727	9.28%	18.80%
	Car	$403	64.38%	$150	0.43%	0.82%
	SUV	$100	57.47%	$2,846	8.83%	17.39%
	Truck	$6	11.32%	$4,383	10.89%	19.25%
	Total / Average	$617	55.59%	$1,254	3.54%	6.83%
August 2012	CUV	$124	42.03%	$3,427	8.02%	15.25%
	Car	$574	71.48%	$(3)	(0.01)%	(0.02)%
	SUV	$106	49.30%	$2,970	9.60%	18.13%
	Truck	$8	11.27%	$6,161	15.26%	30.31%
	Total / Average	$812	58.67%	$969	2.74%	5.07%
September 2012	CUV	$123	37.05%	$3,395	8.19%	15.77%
	Car	$472	72.17%	$(369)	(1.10)%	(1.99)%
	SUV	$102	50.50%	$2,761	8.73%	16.73%
	Truck	$10	16.13%	$5,659	14.74%	28.94%
	Total / Average	$707	56.56%	$823	2.37%	4.38%